NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Loans from shareholders (Details) - Loans from shareholders € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
FINANCIAL LIABILITIES AND WARRANTS
Amount of debt payable	€ 21
Term of non-termination	6 months
Interest rate margin	1.00%